Supplementary Financial Statements Information (Cost of Sales) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Supplementary Financial Statements Information [Abstract]
Payroll and related benefits	$ 317	$ 559
Materials purchased	1,680	1,555
Subcontracted work	$ 1,800	$ 704
Write-down of inventories
Other production costs	$ 388	$ 246
Cost of sales, gross	4,185	3,064
Decrease / (increase) in inventories	122	(709)
Cost of sales	$ 4,307	$ 2,355